GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 76.6%
Agriculture  — 6.5%
35,000 Archer-Daniels-Midland Co.(a) ........ $ 3,159,100
10,000 Bunge Ltd.(a) .................... 1,108,100
37,000 Corteva Inc. ..................... 2,126,760
41,990 Nutrien Ltd.(a) ................... 4,366,540
10,760,500
Automotive  — 0.1%
19,000 Iveco Group NV† ................. 125,062
Energy and Energy Services  — 19.6%
11,500 APA Corp. ...................... 475,295
22,000 Baker Hughes Co. ................. 801,020
41,000 BP plc, ADR ..................... 1,205,400
28,945 Chevron Corp.(a) ................. 4,713,114
12,500 ConocoPhillips(a) ................. 1,250,000
21,300 Coterra Energy Inc. ................ 574,461
13,000 Devon Energy Corp. ............... 768,690
2,000 Diamondback Energy Inc. ........... 274,160
61,500 Eni SpA ........................ 904,449
14,000 EOG Resources Inc.(a) ............. 1,669,220
54,000 Exxon Mobil Corp.(a) .............. 4,459,860
32,000 Halliburton Co.(a) ................. 1,211,840
3,500 Hess Corp. ...................... 374,640
63,982 Kinder Morgan Inc.(a) .............. 1,209,900
20,000 Marathon Oil Corp. ................ 502,200
8,895 Marathon Petroleum Corp.(a) ......... 760,522
10,049 Occidental Petroleum Corp.(a) ........ 570,180
12,800 ONEOK Inc. ..................... 904,064
11,700 Phillips 66(a) .................... 1,010,763
4,900 Pioneer Natural Resources Co.(a) ...... 1,225,147
37,500 Schlumberger NV(a) ............... 1,549,125
47,000 Shell plc ....................... 1,301,821
10,000 Shell plc, ADR ................... 549,300
15,500 Suncor Energy Inc.(a) .............. 505,145
19,000 The Williams Companies Inc.(a) ....... 634,790
40,000 TotalEnergies SE, ADR(a) ............ 2,021,600
8,600 Valero Energy Corp.(a) ............. 873,244
32,299,950
Food and Beverage  — 1.7%
19,871 Mowi ASA ...................... 537,185
25,000 Tyson Foods Inc., Cl. A(a) ........... 2,240,750
2,777,935
Health Care  — 5.7%
25,500 Bayer AG ....................... 1,751,802
27,000 Elanco Animal Health Inc.† ........... 704,430
6,900 IDEXX Laboratories Inc.†(a) .......... 3,774,714
16,700 Zoetis Inc.(a) .................... 3,149,453
9,380,399
Shares
Market
Value
Machinery  — 3.5%
10,000 AGCO Corp. ..................... $ 1,460,300
64,700 CNH Industrial NV ................. 1,026,142
8,000 Deere & Co.(a) ................... 3,323,680
5,810,122
Metals and Mining  — 35.6%
46,716 Aclara Resources Inc.† ............. 27,279
42,687 Agnico Eagle Mines Ltd.(a) .......... 2,614,152
228,000 Alamos Gold Inc., Cl. A(a) ........... 1,919,760
7,100 Artemis Gold Inc.† ................ 40,323
344,000 B2Gold Corp. .................... 1,578,960
168,794 Barrick Gold Corp.(a) .............. 4,140,517
475,000 Belo Sun Mining Corp.†(a) ........... 288,765
36,000 BHP Group Ltd., ADR .............. 2,781,000
400,000 De Grey Mining Ltd.† .............. 347,211
75,000 Dundee Precious Metals Inc. ......... 447,546
60,500 Eldorado Gold Corp.† .............. 678,205
115,185 Endeavour Mining plc .............. 2,857,167
125,500 Equinox Gold Corp.† ............... 1,037,885
451,000 Evolution Mining Ltd. .............. 1,484,927
28,200 Franco-Nevada Corp.(a) ............. 4,498,464
60,000 Freeport-McMoRan Inc.(a) ........... 2,984,400
62,137 Fresnillo plc ..................... 599,137
46,500 Gold Fields Ltd., ADR .............. 718,890
748,733 Gold Road Resources Ltd. ........... 910,450
24,224 Harmony Gold Mining Co. Ltd., ADR .... 121,847
64,000 K92 Mining Inc.† ................. 467,912
90,000 Karora Resources Inc.† ............. 457,865
175,400 Kinross Gold Corp. ................ 1,031,352
65,000 Lundin Gold Inc.† ................. 543,335
15,500 MAG Silver Corp.† ................ 250,635
70,952 Newcrest Mining Ltd. .............. 1,419,717
9,807 Newcrest Mining Ltd., OTC .......... 198,107
88,900 Newmont Corp.(a) ................ 7,063,105
461,005 Northern Star Resources Ltd. ......... 3,704,978
79,975 OceanaGold Corp.† ................ 177,203
82,000 Osisko Gold Royalties Ltd. ........... 1,081,580
25,900 Osisko Mining Inc.† ............... 82,663
7,000 Pan American Silver Corp. ........... 191,100
600,000 Perseus Mining Ltd. ............... 880,001
49,000 Rio Tinto plc, ADR(a) .............. 3,939,600
63,000 SilverCrest Metals Inc.† ............. 561,330
39,000 SSR Mining Inc. .................. 848,250
43,200 Victoria Gold Corp.† ............... 549,438
69,600 Wesdome Gold Mines Ltd.† .......... 873,514
110,103 Westgold Resources Ltd. ............ 158,601
59,950 Wheaton Precious Metals Corp.(a) ..... 2,852,421
239,000 Yamana Gold Inc.(a) ............... 1,333,620
58,743,212
Specialty Chemicals  — 3.9%
15,000 CF Industries Holdings Inc. .......... 1,545,900

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
21,500 FMC Corp. ...................... $ 2,828,755
32,000 The Mosaic Co.(a) ................. 2,128,000
6,502,655
TOTAL COMMON STOCKS ......... 126,399,835
EXCHANGE TRADED FUNDS  — 0.6%
Energy and Energy Services  — 0.6%
45,700 iShares Global Clean Energy ETF ....... 983,464
RIGHTS  — 0.0%
Metals and Mining  — 0.0%
90,000 Pan American Silver Corp., CVR† ...... 75,600
WARRANTS  — 0.0%
Energy and Energy Services  — 0.0%
1,012 Occidental Petroleum Corp., expire
08/03/27† ..................... 35,653
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.3%
Metals and Mining  — 0.3%
$ 200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 237,000
350,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 285,131
522,131
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 522,131
CORPORATE BONDS  — 0.3%
Metals and Mining  — 0.3%
500,000 IAMGOLD Corp.,
5.750%, 10/15/28 ............... 454,692
U.S. GOVERNMENT OBLIGATIONS  — 22.2%
36,615,000 U.S. Treasury Bills,
0.060% to 0.509%††, 04/12/22 to
06/23/22(b) ................... 36,589,670
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $167,077,276) ............. $ 165,061,045
Shares
Market
Value
SECURITIES SOLD SHORT — (0.6)%
Energy and Energy Services — (0.6)%
45,700 iShares Global Clean Energy ETF .......... $ 983,464
TOTAL SECURITIES SOLD SHORT
(Proceeds received $856,239)(c) ........ $ 983,464
(a) Securities, or a portion thereof, with a value of $56,759,281 were deposited with the broker as collateral for options written.
(b) At March 31, 2022, $16,865,000 of the principal amount was pledged as collateral for options written.
(c) At March 31, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 82.0% $ 135,312,170
Europe .............................. 9.8 16,246,806
Asia/Pacific ......................... 7.3 12,062,195
South Africa ......................... 0.5 840,737
Latin America ....................... 0.4 599,137
Total Investments — Long Positions 100.0% $ 165,061,045
Short Positions
North America ...................... (7.1) % $ (11,706,698)
Europe .............................. (0.1) (196,091)
Asia/Pacific ......................... (0.1) (75,297)
Total Investments — Short Positions (7.3)% $ (11,978,086)
* Total investments exclude options written.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
As of March 31, 2022, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (5.3)%
Agnico Eagle Mines Ltd. Pershing LLC 185 USD 1,132,940 USD 58.23 04/14/22 $ 0
Agnico Eagle Mines Ltd. Pershing LLC 65 USD 398,060 USD 60.00 04/14/22 15,798
Agnico Eagle Mines Ltd. Pershing LLC 115 USD 704,260 USD 72.50 11/18/22 46,935
Alamos Gold Inc., Cl. A Pershing LLC 1,100 USD 926,200 USD 8.00 06/17/22 100,156
Alamos Gold Inc., Cl. A Pershing LLC 680 USD 572,560 USD 10.00 01/20/23 65,571
APA Corp. Pershing LLC 75 USD 309,975 USD 26.00 07/15/22 117,895
APA Corp. Pershing LLC 37 USD 152,921 USD 50.00 10/21/22 12,390
Archer-Daniels-Midland Co. Pershing LLC 120 USD 1,083,120 USD 77.50 06/17/22 164,232
Archer-Daniels-Midland Co. Pershing LLC 120 USD 1,083,120 USD 80.00 09/16/22 155,204
Archer-Daniels-Midland Co. Pershing LLC 110 USD 992,860 USD 87.50 11/18/22 99,787
B2Gold Corp. Pershing LLC 1,150 USD 527,850 USD 5.00 10/21/22 55,217
B2Gold Corp. Pershing LLC 780 USD 358,020 USD 4.30 12/16/22 66,432
B2Gold Corp. Pershing LLC 1,150 USD 527,850 USD 5.00 01/20/23 71,753
Baker Hughes Co. Pershing LLC 80 USD 291,280 USD 30.00 07/15/22 59,393
Baker Hughes Co. Pershing LLC 70 USD 254,870 USD 32.00 09/16/22 46,272
Baker Hughes Co. Pershing LLC 70 USD 254,870 USD 40.00 01/20/23 28,061
Barrick Gold Corp. Pershing LLC 197 USD 483,241 USD 22.00 05/20/22 56,578
Barrick Gold Corp. Pershing LLC 425 USD 1,042,525 USD 27.00 09/16/22 58,954
Barrick Gold Corp. Pershing LLC 400 USD 981,200 USD 26.00 12/16/22 88,889
Barrick Gold Corp. Pershing LLC 170 USD 417,010 USD 27.50 12/16/22 30,095
Bayer AG Morgan Stanley 175 EUR 1,086,750 EUR 57.00 06/17/22 98,167
BHP Group Ltd., ADR Pershing LLC 100 USD 772,500 USD 72.00 05/20/22 70,053
BP plc, ADR Pershing LLC 140 USD 411,600 USD 26.00 04/14/22 48,960
Bunge Ltd. Pershing LLC 50 USD 554,050 USD 100.00 07/15/22 67,766
Bunge Ltd. Pershing LLC 50 USD 554,050 USD 102.50 10/21/22 71,195
CF Industries Holdings Inc. Pershing LLC 45 USD 463,770 USD 72.00 04/14/22 139,900
CF Industries Holdings Inc. Pershing LLC 75 USD 772,950 USD 82.00 06/17/22 177,032
Chevron Corp. Pershing LLC 85 USD 1,384,055 USD 130.00 04/14/22 279,666
Chevron Corp. Pershing LLC 69 USD 1,123,527 USD 140.00 06/17/22 163,423
Chevron Corp. Pershing LLC 60 USD 976,980 USD 150.00 08/19/22 105,500
Chevron Corp. Pershing LLC 75 USD 1,221,225 USD 165.00 11/18/22 93,257
CNH Industrial NV Pershing LLC 300 USD 475,800 USD 16.00 04/14/22 12,031
CNH Industrial NV Pershing LLC 300 USD 475,800 USD 17.25 11/18/22 40,487
ConocoPhillips Pershing LLC 50 USD 500,000 USD 95.00 04/14/22 30,059
ConocoPhillips Pershing LLC 50 USD 500,000 USD 105.00 08/19/22 31,820
Corteva Inc. Pershing LLC 200 USD 1,149,600 USD 49.00 06/17/22 184,756
Corteva Inc. Pershing LLC 170 USD 977,160 USD 55.00 10/21/22 115,854
Coterra Energy Inc. Pershing LLC 105 USD 283,185 USD 24.50 04/14/22 27,923
Coterra Energy Inc. Pershing LLC 105 USD 283,185 USD 26.00 07/15/22 28,621
Deere & Co. Pershing LLC 40 USD 1,661,840 USD 370.00 04/14/22 185,214
Deere & Co. Pershing LLC 40 USD 1,661,840 USD 400.00 06/17/22 133,204
Devon Energy Corp. Pershing LLC 80 USD 473,040 USD 60.00 04/14/22 15,335
Devon Energy Corp. Pershing LLC 50 USD 295,650 USD 60.00 12/16/22 38,969
Diamondback Energy Inc. Pershing LLC 20 USD 274,160 USD 95.00 06/17/22 86,403
Eni SpA Morgan Stanley 40 EUR 265,880 EUR 14.00 05/20/22 5,884
Eni SpA Morgan Stanley 40 EUR 265,880 EUR 15.00 06/17/22 1,989
Eni SpA Morgan Stanley 40 EUR 265,880 EUR 15.50 12/16/22 4,873
EOG Resources Inc. Pershing LLC 58 USD 691,534 USD 97.00 04/14/22 125,354
EOG Resources Inc. Pershing LLC 40 USD 476,920 USD 114.00 05/20/22 39,125

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
EOG Resources Inc. Pershing LLC 42 USD 500,766 USD 129.00 10/21/22 $ 39,372
Equinox Gold Corp. Pershing LLC 470 USD 388,690 USD 9.50 04/14/22 2,289
Exxon Mobil Corp. Pershing LLC 175 USD 1,445,325 USD 75.00 04/14/22 137,194
Exxon Mobil Corp. Pershing LLC 130 USD 1,073,670 USD 77.00 05/20/22 86,520
Exxon Mobil Corp. Pershing LLC 75 USD 619,425 USD 90.00 10/21/22 30,101
Exxon Mobil Corp. Pershing LLC 160 USD 1,321,440 USD 85.00 12/16/22 100,080
FMC Corp. Pershing LLC 80 USD 1,052,560 USD 117.00 06/17/22 139,281
FMC Corp. Pershing LLC 70 USD 920,990 USD 119.00 08/19/22 123,042
Freeport-McMoRan Inc. Pershing LLC 300 USD 1,492,200 USD 50.00 12/16/22 226,294
Gold Fields Ltd., ADR Pershing LLC 465 USD 718,890 USD 12.00 07/15/22 177,607
Halliburton Co. Pershing LLC 140 USD 530,180 USD 25.00 04/14/22 180,316
Halliburton Co. Pershing LLC 115 USD 435,505 USD 40.00 07/15/22 31,161
Hess Corp. Pershing LLC 18 USD 192,672 USD 90.00 05/20/22 33,515
Hess Corp. Pershing LLC 17 USD 181,968 USD 100.00 11/18/22 30,372
Kinder Morgan Inc. Pershing LLC 237 USD 448,167 USD 20.00 04/14/22 1,668
Kinder Morgan Inc. Pershing LLC 225 USD 425,475 USD 19.00 09/16/22 23,046
Kinder Morgan Inc. Pershing LLC 177 USD 334,707 USD 21.00 11/18/22 9,896
Kinross Gold Corp. Pershing LLC 960 USD 564,480 USD 7.00 05/20/22 8,085
Marathon Oil Corp. Pershing LLC 200 USD 502,200 USD 24.00 10/21/22 86,742
Marathon Petroleum Corp. Pershing LLC 45 USD 384,750 USD 82.50 07/15/22 33,728
Mowi ASA Morgan Stanley 20,129 NOK 4,790,702 NOK 238.47 06/17/22 25,513
Newmont Corp. Pershing LLC 270 USD 2,145,150 USD 70.00 05/20/22 281,320
Newmont Corp. Pershing LLC 255 USD 2,025,975 USD 87.50 12/16/22 148,020
Northern Star Resources Ltd. Morgan Stanley 1,100 AUD 1,181,400 AUD 11.25 08/18/22 75,297
Nutrien Ltd. Pershing LLC 180 USD 1,871,820 USD 77.50 04/14/22 477,998
Nutrien Ltd. Pershing LLC 180 USD 1,871,820 USD 83.00 09/16/22 429,671
Occidental Petroleum Corp. Pershing LLC 50 USD 283,700 USD 47.00 06/17/22 58,932
ONEOK Inc. Pershing LLC 43 USD 303,709 USD 67.50 04/14/22 15,780
ONEOK Inc. Pershing LLC 40 USD 282,520 USD 70.00 05/20/22 11,781
Osisko Gold Royalties Ltd. Pershing LLC 280 USD 369,320 USD 13.00 04/14/22 11,095
Osisko Gold Royalties Ltd. Pershing LLC 240 USD 316,560 USD 13.75 07/15/22 19,797
Osisko Gold Royalties Ltd. Pershing LLC 300 USD 395,700 USD 14.00 10/21/22 31,075
Pan American Silver Corp. Pershing LLC 70 USD 191,100 USD 24.00 04/14/22 23,852
Phillips 66 Pershing LLC 35 USD 302,365 USD 94.00 05/20/22 4,942
Phillips 66 Pershing LLC 40 USD 345,560 USD 105.00 01/20/23 14,035
Pioneer Natural Resources Co. Pershing LLC 30 USD 750,090 USD 200.00 05/20/22 155,595
Rio Tinto plc, ADR Pershing LLC 80 USD 643,200 USD 74.38 05/20/22 60,762
Rio Tinto plc, ADR Pershing LLC 90 USD 723,600 USD 81.88 05/20/22 26,460
Rio Tinto plc, ADR Pershing LLC 170 USD 1,366,800 USD 86.88 07/15/22 47,326
Rio Tinto plc, ADR Pershing LLC 150 USD 1,206,000 USD 84.00 12/16/22 83,928
Schlumberger NV Pershing LLC 130 USD 537,030 USD 35.00 04/14/22 83,453
Schlumberger NV Pershing LLC 135 USD 557,685 USD 42.50 06/17/22 38,008
Schlumberger NV Pershing LLC 110 USD 454,410 USD 47.00 12/16/22 42,341
Shell plc Morgan Stanley 25 GBP 47,380,000 GBp 2100.00 05/20/22 31,006
Shell plc, ADR Pershing LLC 100 USD 549,300 USD 58.00 12/16/22 40,918
SSR Mining Inc. Pershing LLC 200 USD 435,000 USD 20.00 09/16/22 69,866
SSR Mining Inc. Pershing LLC 190 USD 413,250 USD 23.00 01/20/23 57,106
Suncor Energy Inc. Pershing LLC 55 USD 179,245 USD 37.00 04/14/22 380
Suncor Energy Inc. Pershing LLC 55 USD 179,245 USD 37.00 11/18/22 12,472
Suncor Energy Inc. Pershing LLC 45 USD 146,655 USD 40.00 12/16/22 7,533
The Mosaic Co. Pershing LLC 90 USD 598,500 USD 50.00 04/14/22 149,048
The Mosaic Co. Pershing LLC 90 USD 598,500 USD 60.00 12/16/22 135,559

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
The Williams Companies Inc. Pershing LLC 100 USD 334,100 USD 30.00 05/20/22 $ 37,137
The Williams Companies Inc. Pershing LLC 90 USD 300,690 USD 33.00 11/18/22 24,823
TotalEnergies SE, ADR Pershing LLC 100 USD 505,400 USD 60.00 05/20/22 1,751
TotalEnergies SE, ADR Pershing LLC 50 USD 252,700 USD 65.00 08/19/22 1,560
TotalEnergies SE, ADR Pershing LLC 150 USD 758,100 USD 64.00 12/16/22 14,552
Tyson Foods Inc., Cl. A Pershing LLC 120 USD 1,075,560 USD 95.00 06/17/22 22,537
Valero Energy Corp. Pershing LLC 40 USD 406,160 USD 75.00 04/14/22 106,443
Valero Energy Corp. Pershing LLC 30 USD 304,620 USD 95.00 09/16/22 37,713
VanEck Vectors Gold Miners ETF Pershing LLC 67 USD 256,945 USD 32.00 04/14/22 42,937
VanEck Vectors Gold Miners ETF Pershing LLC 136 USD 521,560 USD 35.00 06/17/22 60,437
Wheaton Precious Metals Corp. Pershing LLC 200 USD 951,600 USD 47.00 09/16/22 93,355
Wheaton Precious Metals Corp. Pershing LLC 200 USD 951,600 USD 50.00 10/21/22 79,247
Wheaton Precious Metals Corp. Pershing LLC 200 USD 951,600 USD 52.50 12/16/22 76,775
Yamana Gold Inc. Pershing LLC 400 USD 223,200 USD 5.00 04/14/22 24,540
Yamana Gold Inc. Pershing LLC 760 USD 424,080 USD 5.00 07/15/22 60,884
Yamana Gold Inc. Pershing LLC 850 USD 474,300 USD 5.50 10/21/22 62,793
Zoetis Inc. Pershing LLC 17 USD 320,603 USD 206.00 12/16/22 17,495
TOTAL OTC CALL OPTIONS WRITTEN $ 8,698,589
OTC Put Options Written — (0.2)%
Energy Select Sector SPDR ETF Pershing LLC 360 USD 2,751,840 USD 65.00 10/21/22 $ 107,674
Fresnillo plc Morgan Stanley 40 GBP 293,600 GBp 600.00 12/16/22 28,660
Utilities Select Sector SPDR Fund Pershing LLC 200 USD 1,489,200 USD 64.50 06/17/22 15,259
Utilities Select Sector SPDR Fund Pershing LLC 140 USD 1,042,440 USD 68.00 12/16/22 37,958
VanEck Vectors Gold Miners ETF Pershing LLC 700 USD 2,684,500 USD 31.00 10/21/22 77,139
TOTAL OTC PUT OPTIONS WRITTEN $ 266,690
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (1.0)%
AGCO Corp. 50 USD 730,150 USD 140.00 04/14/22 $ 53,300
AGCO Corp. 50 USD 730,150 USD 140.00 08/19/22 77,000
CNH Industrial NV 300 USD 475,800 USD 17.50 01/20/23 45,000
Dundee Precious Metals Inc. 375 CAD 279,750 CAD 9.50 09/16/22 8,249
Dundee Precious Metals Inc. 350 CAD 261,100 CAD 9.50 12/16/22 13,438
Elanco Animal Health Inc. 90 USD 234,810 USD 35.00 04/14/22 5,850
Eldorado Gold Corp. 245 USD 274,645 USD 10.00 04/14/22 31,850
Endeavour Mining plc 480 CAD 1,488,480 CAD 31.00 04/14/22 26,685
Endeavour Mining plc 380 CAD 1,178,380 CAD 31.00 05/20/22 45,139
Equinox Gold Corp. 99 USD 81,873 USD 10.00 01/20/23 10,692
Franco-Nevada Corp. 110 USD 1,754,720 USD 135.00 04/14/22 287,650
Franco-Nevada Corp. 172 USD 2,743,744 USD 145.00 05/20/22 286,380
Freeport-McMoRan Inc. 150 USD 746,100 USD 45.00 04/14/22 78,300
Halliburton Co. 65 USD 246,155 USD 40.00 09/16/22 25,025
Harmony Gold Mining Co. Ltd., ADR 400 USD 201,200 USD 5.00 08/19/22 31,000
IDEXX Laboratories Inc. 23 USD 1,258,238 USD 600.00 04/14/22 2,300
IDEXX Laboratories Inc. 23 USD 1,258,238 USD 690.00 04/14/22 11,040
IDEXX Laboratories Inc. 23 USD 1,258,238 USD 600.00 07/15/22 42,780
K92 Mining Inc. 650 CAD 594,100 CAD 8.50 06/17/22 62,392
Occidental Petroleum Corp. 50 USD 283,700 USD 55.00 08/19/22 48,750
OceanaGold Corp. 1,500 CAD 415,500 CAD 3.00 12/16/22 53,994
SilverCrest Metals Inc. 315 USD 280,665 USD 10.00 05/20/22 13,545

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
The Mosaic Co. 115 USD 764,750 USD 50.00 09/16/22 $ 231,380
Victoria Gold Corp. 195 CAD 310,050 CAD 18.00 05/20/22 5,693
Victoria Gold Corp. 220 CAD 349,800 CAD 20.00 12/16/22 16,718
Wesdome Gold Mines Ltd. 535 CAD 839,415 CAD 12.50 05/20/22 141,223
Zoetis Inc. 70 USD 1,320,130 USD 210.00 07/15/22 25,900
Zoetis Inc. 80 USD 1,508,720 USD 210.00 10/21/22 54,400
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 1,735,673
Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF 305 USD 2,331,420 USD 66.00 01/20/23 $ 134,200
NextEra Energy Partners LP 90 USD 750,240 USD 65.00 07/15/22 33,300
NextEra Energy Partners LP 90 USD 750,240 USD 70.00 10/21/22 22,725
NextEra Energy Partners LP 90 USD 750,240 USD 65.00 12/16/22 17,325
Utilities Select Sector SPDR Fund 100 USD 744,600 USD 63.00 04/14/22 100
Utilities Select Sector SPDR Fund 280 USD 2,084,880 USD 62.00 09/16/22 20,720
VanEck Agribusiness ETF 120 USD 1,254,480 USD 83.00 08/19/22 6,300
VanEck Agribusiness ETF 130 USD 1,359,020 USD 98.00 11/18/22 52,000
VanEck Vectors Gold Miners ETF 700 USD 2,684,500 USD 26.00 06/17/22 7,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 293,670
TOTAL OPTIONS WRITTEN $ 10,994,622